RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ("Anka") | ¥	[1]		¥ (762)	¥ (748)
Shenzhen Feishang Management and Consulting Co., Limited ("Feishang Management")'s share of office rental to Feishang Enterprise | ¥	[2]		¥ (83)	¥ (83)
USD [Member]
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ("Anka") | $	[1]	$ (108)
Shenzhen Feishang Management and Consulting Co., Limited ("Feishang Management")'s share of office rental to Feishang Enterprise | $	[2]	$ (12)

[1]	On April 1, 2017, the Company signed an office sharing agreement with Anka, a private Hong Kong company that is owned by two directors of the Company, which superseded all previously signed agreements between the parties, pursuant to which the Company shares 184 square meters of the total area of the office premises. The agreement also provides that the Company shares certain costs and expenses in connection with their use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka. In 2018, Anka's lease with the unrelated landlord was extended for two years, from July 1, 2018 to June 30, 2020. Anka signed a new contract with the unrelated landlord in July 2020 for two years, to June 30, 2022.
[2]	On January 1, 2018, Feishang Management signed an office sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of the office premises.